Accounts receivable, net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Beginning balance	$ 2,478,341	$ 123,890
Addition	1,594,755	2,440,018
Reversal		(117,040)
Exchange rate effect	(172,571)	31,473
Ending balance	$ 3,900,525	$ 2,478,341